Advances for acquisition of vessels	6 Months Ended
Jun. 30, 2026
Advances for acquisition of vessels
Advances for acquisition of vessels

4.Advances for acquisition of vessels

Advances for acquisition of vessels are analyzed as follows:

Balance – January 1, 2026	$38,894,251
Additions during the period	276,985,273
Transfers during the period to vessels, net	(295,746,265)
Balance – June 30, 2026	$20,133,259

On November 7, 2025 the Company agreed to acquire from an unaffiliated third party, the Hull No. H5102 and the Hull No. H5103 which were named Nissos Piperi and Nissos Serifopoula upon their respective deliveries, for a purchase price of $97.0 million each and that were delivered to the Company on January 8, 2026 and January 14, 2026, respectively. Part of the purchase price of the vessels amounting to $38.8 million and additional predelivery expenses were already paid in 2025 and presented as of December 31, 2025 in advances for acquisition of vessels in the accompanying consolidated statement of financial position. The Company incurred $94,251 of additional predelivery expenses. The subsidiaries that own these vessels are wholly owned by OET.

In January 2026, the Company entered into two memoranda of agreement to acquire two under-construction Suezmax vessels, Hull No. H5107 and H5108, for a purchase price of $99.3 million each. During the six-month period ended June 30, 2026, the Company acquired Hull No. H5107, which was named Nissos Tigani upon delivery on May 26, 2026. The remaining balance of advances for acquisition of vessels as of June 30, 2026 relates to Hull No. H5108 (Nissos Vous), which remained under construction as of June 30, 2026 and was delivered to the Company on July 8, 2026.